Divestitures (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
		Jul. 06, 2017	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2017
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain (Loss) on Disposition of Business					$ 1,095	$ 0	$ 0
Williams Olefins, L.L.C. [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration		$ 2,084						$ 12
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain (Loss) on Disposition of Business			$ 1,095
Williams Olefins, L.L.C. [Member] | Disposal Group, Not Discontinued Operations [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (Loss) before Income Taxes of Disposal Group					26	141
Income (Loss) before Income Taxes of Disposal Group Attributable to the Williams Companies, Inc.					19	85
Canadian Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]			$ 341
Canadian Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Corporate and Other [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]			406
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration						1,020
Divested cash of disposal group						31
Reduction in incentive distribution rights payment						150
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (Loss) before Income Taxes of Disposal Group					0	(98)
Income (Loss) before Income Taxes of Disposal Group Attributable to the Williams Companies, Inc.					0	(95)
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 2)						66
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments						15
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member] | Williams Partners [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 2)					4	34	0
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member] | Corporate and Other [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 2)					$ 1	$ 32	$ 0
Canadian Operations [Member] | Disposal Group, Not Discontinued Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down				$ 747
Geismar [Member] | NGL And Petchem Services [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					88.50%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Extinguishment of Debt, Amount		$ 850

[1]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. (See Note 2 – Acquisitions and Divestitures).